Value of the derivative financial liability re-assessed (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Value of the derivative financial liability re-assessed
Opening balance	$ 237,799	$ 0	$ 0
Conversion of derivative liability for stock issued at a discount	(619,306)	0	0
Fair value adjustments to derivative financial liability	397,611	237,799	0
Net value of the derivative financial liability	$ 16,104	$ 237,799	$ 0